Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Movements in Leased Right of Use Assets

Movements in the leased right of use assets are shown below:

	Buildings	Plant and machinery	Industrial equipment	Other tangible assets	Total
	(EUR thousand)
Cost
At January 1, 2023	20,518	8,815	346	11,551	41,230
Acquisition of Perugini S.r.l.	—	1,085	—	80	1,165
Additions	3,112	—	—	1,686	4,798
Disposals	(139)	—	—	(63)	(202)
Exchange rate differences	(471)	(12)	—	1	(482)
At December 31, 2023	23,020	9,888	346	13,255	46,509
Additions	2,456	17	—	1,715	4,188
Disposals	(231)	—	—	(190)	(421)
Exchange rate differences	720	21	—	(70)	671
At December 31, 2024	25,965	9,926	346	14,710	50,947

Depreciation
At January 1, 2023	8,675	5,461	274	7,531	21,941
Acquisition of Perugini S.r.l.	—	356	—	74	430
Depreciation charge for the year	2,873	1,480	48	1,846	6,247
Disposals	(98)	—	—	(60)	(158)
Exchange rate differences	(186)	(6)	—	(8)	(200)
At December 31, 2023	11,264	7,291	322	9,383	28,260
Depreciation charge for the year	3,611	1,468	6	1,807	6,892
Disposals	(100)	—	—	(151)	(251)
Reclassifications	—	(18)	18	—	—
Exchange rate differences	325	15	—	(30)	310
At December 31, 2024	15,100	8,756	346	11,009	35,211

Net book value
At December 31, 2024	10,865	1,170	—	3,701	15,736
At December 31, 2023	11,756	2,597	24	3,872	18,249

Summary of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2024	2023
	(EUR thousand)
At January 1	18,945	19,982
Additions	4,188	4,589
Acquisition of Perugini S.r.l.	—	621
Accretion of interest	759	581
Payments	(7,235)	(6,521)
Early terminated contracts	(162)	(22)
Exchange rate difference	406	(285)
At December 31	16,901	18,945

Current	5,092	5,841
Non-current	11,809	13,104

Summary of Amounts Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Depreciation expense of right of use assets	6,892	6,247	6,325
Interest expense on lease liabilities	759	581	573
Expense relating to short-term leases	1,392	2,118	1,673
Expense relating to leases of low-value assets	5,172	4,749	3,968
Total amount recognized in profit or loss	14,215	13,695	12,539